ACCOUNTS RECEIVABLE (Details) - CAD	Sep. 30, 2017	Dec. 31, 2016
Accounts Receivable Details
Credit Card Proceeds Receivable	CAD 5,545	CAD 5,545
Due From Trading Platform (Note 7)	32,212	10,319
Total Accounts receivable	CAD 37,757	CAD 15,864